Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	$ 1,488,520	$ 591,444
EXPENSES:
Management fees	3,624,623	2,952,133
Brokerage commissions	560,113	360,004
Selling commissions and platform fees	3,357,673	2,690,103
Administrative and operating expenses	741,338	727,524
Custody fees and other expenses	32,344	25,878
Total expenses	8,316,091	6,755,642
NET INVESTMENT LOSS	(6,827,571)	(6,164,198)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	20,713,744	21,459,454
Foreign exchange translation	332,136	(199,268)
Net change in unrealized:
Futures and forward currency contracts	(7,672,114)	1,151,080
Foreign exchange translation	476,161	(136,475)
Net gains (losses) from U.S. Treasury notes:
Net change in unrealized	(211,817)	24,035
Total net realized and unrealized gains	13,638,110	22,298,826
NET INCOME	6,810,539	16,134,628
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	1,338,994	2,716,451
NET INCOME AFTER PROFIT SHARE	5,471,545	13,418,177
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	3,762,433	795,695
EXPENSES:
Management fees	6,579,624	3,213,117
Brokerage commissions	1,390,339	485,886
Selling commissions and platform fees	3,378,797	2,704,286
Administrative and operating expenses	1,163,307	952,830
Custody fees and other expenses	73,575	34,672
Total expenses	12,585,642	7,390,791
Operating expenses borne by General Partner		(104,187)
Net expenses	12,585,642	7,286,604
NET INVESTMENT LOSS	(8,823,209)	(6,490,909)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	45,909,333	29,182,390
Foreign exchange translation	933,084	(265,318)
Net change in unrealized:
Futures and forward currency contracts	(14,723,408)	1,433,891
Foreign exchange translation	950,501	(183,785)
Net gains (losses) from U.S. Treasury notes:
Net change in unrealized	(595,837)	35,974
Total net realized and unrealized gains	32,473,673	30,203,152
NET INCOME	23,650,464	23,712,243
LESS PROFIT SHARE TO GENERAL PARTNER	(3,732,701)	(2,985,754)
NET INCOME AFTER PROFIT SHARE	$ 19,917,763	$ 20,726,489